PROVISIONS FOR LIABILITIES AND CHARGES - Summary of Provisions for Liabilities and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Noncurrent Provisions [line items]
Beginning balance	£ 375	£ 305
Charged to the income statement	69	129
Utilised	(50)	(50)
Released to the income statement	(12)	(30)
Other movements	(9)	18
Exchange adjustments	(14)	3
Ending balance	359	375
Employee benefits
Disclosure of Noncurrent Provisions [line items]
Beginning balance	164	153
Charged to the income statement	4	14
Utilised	(32)	(33)
Released to the income statement	0	0
Other movements	21	28
Exchange adjustments	(11)	2
Ending balance	146	164
Property
Disclosure of Noncurrent Provisions [line items]
Beginning balance	71	99
Charged to the income statement	14	12
Utilised	(18)	(17)
Released to the income statement	(10)	(12)
Other movements	(3)	(10)
Exchange adjustments	(2)	(1)
Ending balance	52	71
Legal
Disclosure of Noncurrent Provisions [line items]
Beginning balance	132	35
Charged to the income statement	49	102
Utilised	0	0
Released to the income statement	(2)	(6)
Other movements	(25)	0
Exchange adjustments	(1)	1
Ending balance	153	132
Other
Disclosure of Noncurrent Provisions [line items]
Beginning balance	8	18
Charged to the income statement	2	1
Utilised	0	0
Released to the income statement	0	(12)
Other movements	(2)	0
Exchange adjustments	0	1
Ending balance	£ 8	£ 8